Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–153.94%(a)
Alabama–2.82%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$245	$241,689
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,445	1,558,864
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	1,030	1,099,357
Huntsville-Redstone Village Special Care Facilities Financing Authority;
Series 2007, Ref. RB	6.00%	01/01/2060	2,525	2,175,553
Series 2008, RB(c)	2.00%	01/01/2060	532	28,268
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	3,815	3,968,049
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(b)	4.00%	12/01/2031	1,520	1,538,042
Series 2024 A, RB	5.00%	11/01/2035	1,705	1,780,825
Series 2025 A, RB(b)	5.00%	06/01/2035	1,125	1,150,811
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,430	1,520,740
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	767	778,525
				15,840,723
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	425	361,752
Arizona–3.17%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(d)	5.00%	07/01/2039	1,215	1,214,952
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(d)	5.00%	07/01/2049	500	465,997
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(d)	5.00%	12/15/2040	255	254,538
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.25%	11/01/2048	1,000	1,031,278
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,170	1,112,688
Series 2017, Ref. RB	5.00%	11/15/2045	905	693,955
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(d)	5.00%	07/01/2049	230	217,042
Mesa (City of), AZ Utility System Revenue; Series 2025, RB (INS - BAM)(e)(f)	5.00%	07/01/2046	3,070	3,220,668
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB(d)	5.00%	06/15/2052	365	319,176
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(d)	5.38%	07/01/2052	1,215	1,142,051
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(f)	5.00%	01/01/2048	3,440	3,619,110
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	4,305	4,544,315
				17,835,770
Arkansas–0.11%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	630	634,140
California–13.67%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2028	1,250	1,183,123
California (State of);
Series 2020, GO Bonds (INS - BAM)(e)	3.00%	11/01/2050	1,695	1,333,232
Series 2025, GO Bonds(f)	5.00%	03/01/2055	3,440	3,626,603
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(b)	5.00%	09/01/2032	1,075	1,142,939
Series 2024, RB(b)	5.00%	04/01/2032	1,505	1,596,984
Series 2024, RB(b)	5.00%	10/01/2032	1,290	1,345,319
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	11,260	1,135,348
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$15	$15,000
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,645	274,545
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, Ref. RB	4.00%	06/01/2050	4,265	3,824,934
California (State of) Housing Finance Agency (Social Certificates); Series 2021 A, RB	3.25%	08/20/2036	5	4,474
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(h)	5.00%	12/31/2036	1,700	1,741,887
Series 2018 A, RB(h)	5.00%	12/31/2047	2,055	2,060,541
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 06/09/2020; Cost $256,618)(d)(i)(j)	5.00%	08/01/2039	255	192,195
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(d)(h)	5.00%	07/01/2027	295	295,176
Series 2012, RB(d)(h)	5.00%	07/01/2030	225	225,130
Series 2012, RB(d)(h)	5.00%	07/01/2037	2,340	2,340,254
Series 2012, RB(d)(h)	5.00%	11/21/2045	2,730	2,730,302
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(d)	5.25%	12/01/2056	1,025	1,025,013
California Enterprise Development Authority; Series 2025, RB(f)	5.50%	11/01/2059	6,475	6,992,672
California Health Facilities Financing Authority; Series 2025, RB(f)(k)	5.00%	08/15/2051	4,470	4,693,224
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,355	2,164,052
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(d)	3.13%	08/01/2056	850	634,749
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	490	490,122
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	1,570	156,994
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018, Ref. RB(h)	5.00%	05/15/2043	1,250	1,282,476
Los Angeles County Public Works Financing Authority;
Series 2025, RB(f)	5.25%	12/01/2050	2,120	2,290,646
Series 2025, RB(f)	5.25%	12/01/2054	785	841,554
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGI)(e)	5.00%	08/01/2050	1,260	1,302,507
M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	665	700,124
Series 2009 B, RB	6.50%	11/01/2039	595	733,738
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(c)	6.25%	08/01/2043	2,055	2,133,188
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center); Series 2025, RB	5.50%	05/01/2055	2,115	2,270,577
Regents of the University of California Medical Center;
Series 2022 P, RB	4.00%	05/15/2053	5,545	5,149,643
Series 2022 P, RB	3.50%	05/15/2054	2,060	1,659,137
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,100	1,976,426
Series 2025, RB(f)(h)	5.00%	07/01/2048	2,580	2,635,534
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2016, RB(b)(h)(l)	5.00%	06/02/2026	3,000	3,000,160
Series 2019 E, RB(h)	5.00%	05/01/2038	690	716,301
Series 2019 E, RB(h)	5.00%	05/01/2050	2,400	2,416,515
Series 2021 A, Ref. RB(h)	5.00%	05/01/2036	620	659,427
Series 2025, RB(h)	5.50%	05/01/2055	2,530	2,685,356
Series 2026 A, Ref. RB(h)	5.50%	05/01/2056	1,710	1,822,281
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	3,560	1,361,813
				76,862,215
Colorado–6.63%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(e)	4.50%	12/01/2058	2,440	2,337,699
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	850	842,800
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,060	971,955
Berthoud-Heritage Metropolitan District No. 1; Series 2026, Ref. GO Bonds (INS - AGI)(e)	5.25%	12/01/2048	345	356,043
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM)(e)	5.38%	12/01/2053	635	666,644
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(d)	5.00%	12/01/2047	$1,715	$1,714,968
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	680	671,146
Series 2022, RB	6.50%	12/01/2053	600	628,118
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	760	673,963
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,740	1,763,275
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,705	1,501,022
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds(d)	5.00%	04/01/2035	1,280	1,385,469
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	492,224
Colorado State University Research Foundation; Series 2025 A, RB(d)	5.50%	03/01/2065	1,000	986,542
Dawson Trails Metropolitan District No. 1; Series 2026, Ref. GO Bonds(g)	0.00%	12/01/2033	1,685	1,014,083
Denver (City & County of), CO;
Series 2018 A, Ref. RB(h)	5.25%	12/01/2048	1,650	1,670,810
Series 2018 A-2, RB(g)	0.00%	08/01/2033	2,300	1,727,203
Series 2025, RB(f)(h)	5.00%	11/15/2047	2,545	2,606,942
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	470	421,044
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	697	685,906
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2053	585	604,683
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	738	765,745
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	665	673,818
Parkdale Community Authority; Series 2025, Ref. RB (INS - AGI)(e)	5.50%	12/01/2055	1,000	1,043,768
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	407,154
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.38%	12/01/2045	890	890,705
Severance Shores Metropolitan District No. 4; Series 2025, Ref. GO Bonds (INS - AGI)(e)	5.75%	12/01/2054	2,000	2,098,036
South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	855	878,129
Spring Valley Metropolitan District No. 3; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.63%	12/01/2054	500	479,419
Sterling Ranch Community Authority Board; Series 2025 A, Ref. RB (INS - BAM)(e)	5.25%	12/01/2050	770	797,923
Village Metropolitan District (The); Series 2025 A, GO Bonds	5.75%	12/01/2055	500	507,715
Waterstone Metropolitan District No. 1; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.75%	12/01/2054	850	851,308
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	600	601,784
Series 2025, Ref. GO Bonds	9.00%	12/15/2055	1,500	1,503,712
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	505	391,328
Series 2021 A-2, RB(c)	4.50%	12/01/2041	2,105	1,658,666
				37,271,749
District of Columbia–2.40%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	695	666,657
District of Columbia Water & Sewer Authority; Series 2024 B, Ref. VRD RB(m)	2.05%	10/01/2054	2,500	2,500,000
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,405	3,132,034
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	1,705	1,507,963
Washington Metropolitan Area Transit Authority; Series 2025, RB(f)(k)	5.25%	07/15/2053	2,220	2,319,223
Washington Metropolitan Area Transit Authority Dedicated Revenue; Series 2026, RB(f)(k)	5.25%	07/15/2055	3,225	3,384,408
				13,510,285
Florida–14.32%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(d)	5.00%	11/15/2061	1,075	904,913
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	515	450,893
Broward (County of), FL;
Series 2019 A, RB(h)	4.00%	10/01/2049	770	693,993
Series 2022 A, RB	4.00%	10/01/2047	1,375	1,332,632
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,580	2,283,806
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(e)	5.60%	03/01/2048	1,260	1,347,957
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2024, RB	5.25%	12/01/2054	1,500	1,564,319
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	$1,230	$1,249,307
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(d)(h)(i)	12.00%	07/15/2028	790	221,200
Series 2024, Ref. RB (Acquired 04/26/2024-02/11/2025; Cost $1,948,994) (INS - AGI)(e)(h)(j)	5.00%	07/01/2044	1,895	1,869,363
Series 2024, Ref. RB (Acquired 04/02/2025-06/27/2025; Cost $2,938,673) (INS - AGI)(e)(h)(j)	5.25%	07/01/2053	2,955	2,934,962
Series 2024, Ref. RB (Acquired 04/26/2024; Cost $865,313)(h)(j)	5.50%	07/01/2053	850	603,500
Fort Lauderdale (City of), FL; Series 2024, RB(f)	5.50%	09/01/2053	2,565	2,758,147
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant); Series 2023, RB	5.50%	09/01/2053	1,520	1,634,457
Gainesville (City of), FL;
Series 2012 B, Ref. VRD RB(m)	2.10%	10/01/2042	1,900	1,900,000
Series 2019 A, RB(b)(l)	5.00%	10/01/2029	5	5,365
Gramercy Farms Community Development District; Series 2011, Ref. RB	6.75%	05/01/2039	74	71,001
Greater Orlando Aviation Authority;
Series 2017 A, RB(h)	5.00%	10/01/2052	1,805	1,807,783
Series 2024, RB(h)	5.25%	10/01/2048	1,705	1,788,188
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,620	1,676,748
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	2,585	2,593,325
Hillsborough (County of), FL Industrial Development Authority; Series 2025, RB(f)	5.50%	11/15/2054	3,410	3,629,440
JEA Water & Sewer System; Series 2025, RB(f)	5.25%	10/01/2055	1,705	1,800,419
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	920	940,077
Series 2020 A, Ref. RB	5.75%	08/15/2050	1,070	1,068,404
Series 2020 A, Ref. RB	5.75%	08/15/2055	290	284,608
Lee (County of), FL; Series 2026 A-1, RB(h)	5.50%	10/01/2056	2,695	2,821,431
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,175	1,175,395
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(h)	5.00%	10/01/2040	1,375	1,394,121
Series 2021, RB	4.00%	10/01/2048	3,375	3,105,199
Series 2022 A, Ref. RB(h)	5.25%	10/01/2052	1,325	1,348,815
Series 2023 A, Ref. RB(h)	5.00%	10/01/2047	855	869,149
Series 2025 A, RB(h)	5.50%	10/01/2055	450	473,280
Series 2025, RB(f)	5.00%	07/01/2052	2,390	2,453,517
Series 2025, RB(f)	5.25%	10/01/2054	4,310	4,529,329
Subseries 2021 A-2, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	2,565	2,402,941
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	4,250	4,252,608
Miami-Dade (County of), FL Water & Sewer System Revenue; Series 2025, RB(f)	5.00%	10/01/2055	5,000	5,161,470
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	2,705	2,814,410
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2050	2,000	547,831
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	460	111,241
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	455	103,892
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	390	84,126
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center); Series 2025, RB	5.75%	11/01/2050	1,665	1,747,201
Palm Coast (City of), FL utility Revenue; Series 2026, RB(f)	5.00%	10/01/2056	2,075	2,144,498
Reunion East Community Development District; Series 2005, RB(i)	5.80%	05/01/2036	348	4
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,365	1,186,217
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	855	774,872
Sterling Hill Community Development District; Series 2003 A, RB(n)(o)	6.20%	05/01/2035	1,149	436,700
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,380	1,338,546
Tampa (City of), FL; Series 2020 A, RB(g)	0.00%	09/01/2049	5,790	1,819,718
				80,511,318
Georgia–2.42%
Atlanta (City of), GA (Green Bonds); Series 2023, RB(h)	5.25%	07/01/2044	1,170	1,250,823
Cartersville (City of), GA; Series 2026, RB	5.00%	06/01/2056	3,190	3,323,929
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,110	1,148,600
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	$1,260	$1,276,949
Series 2022 C, RB(b)(d)	4.00%	11/01/2027	1,285	1,287,706
Series 2023 B, RB(b)	5.00%	03/01/2030	1,820	1,922,419
Series 2024 B, RB(b)	5.00%	03/01/2032	1,720	1,854,338
Series 2024 E, RB(b)	5.00%	12/01/2032	1,450	1,538,857
				13,603,621
Hawaii–1.09%
Hawaii (State of);
Series 2025, RB(f)	5.50%	07/01/2052	3,895	4,110,707
Series 2025, RB(f)(h)	5.50%	07/01/2054	1,915	2,039,151
				6,149,858
Idaho–0.89%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	360	325,549
Series 2017 A, Ref. RB	5.25%	11/15/2037	505	430,052
Idaho (State of) Housing & Finance Association (White Pine Charter School Project); Series 2023, RB (CEP - Oregon School Bond Guaranty)	5.75%	05/01/2058	500	513,195
Idaho Housing & Finance Association; Series 2025, RB(f)	5.00%	08/15/2049	3,540	3,720,812
				4,989,608
Illinois–4.63%
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,700	1,714,329
Series 2025 A, GO Bonds	6.00%	01/01/2050	370	389,385
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	1,495	1,498,311
Series 2024 A, RB(h)	5.50%	01/01/2059	2,145	2,220,846
Series 2025 E, RB(h)	5.50%	01/01/2055	1,690	1,755,450
Series 2026 A, RB	5.25%	01/01/2056	3,030	3,166,832
Chicago (City of), IL Board of Education; Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	755,705
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	830	743,766
Chicago (City of), IL Park District; Series 2020 C, GO Bonds (INS - BAM)(e)	4.00%	01/01/2042	1,065	1,027,351
Chicago (City of), IL Transit Authority; Series 2026, RB	5.50%	12/01/2056	685	721,525
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2036	930	934,814
Series 2017 C, GO Bonds	5.00%	11/01/2029	270	278,150
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,255	1,302,443
Series 2020, GO Bonds	5.50%	05/01/2039	1,710	1,818,577
Illinois (State of) Finance Authority (Lutheran Life Community); Series 2026, RB	6.50%	03/01/2055	1,331	1,246,921
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB(b)(l)	5.00%	06/01/2026	4,140	4,140,000
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,379	1,065,398
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI)(e)	5.25%	06/15/2031	1,235	1,259,362
				26,039,165
Indiana–1.43%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(e)	5.63%	07/15/2053	2,535	2,722,722
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	2,510	2,274,243
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	166,530
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2012, RB(h)	5.75%	08/01/2042	245	245,237
Indianapolis Local Public Improvement Bond Bank; Series 2025, Ref. RB	5.25%	01/01/2055	815	853,348
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,680	1,798,511
				8,060,591
Iowa–1.14%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	635	439,924
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	2,285	2,285,533
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	4.00%	06/01/2049	$305	$266,615
Muscatine Power and Water Electric Revenue; Series 2026 A, RB (INS - AGI)(e)	5.25%	12/01/2055	1,500	1,571,448
PEFA Inc. (Gas); Series 2019, RB(b)(l)	5.00%	09/01/2026	1,835	1,845,197
				6,408,717
Kentucky–1.32%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(d)(h)	4.70%	01/01/2052	685	649,292
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGI)(e)	5.00%	12/01/2047	540	539,972
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,130	1,131,013
Series 2015 A, RB	5.00%	07/01/2040	1,005	1,005,701
Series 2015 A, RB	5.00%	01/01/2045	1,365	1,365,592
Kentucky (Commonwealth of) Public Energy Authority;
Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,720	1,834,173
Series 2025 B, RB	5.00%	12/01/2033	845	869,268
				7,395,011
Louisiana–2.33%
Louisiana (State of) Gasoline & Fuels;
Series 2023 A-1, Ref. VRD RB (LOC - TD Bank, N.A.)(m)(p)	2.10%	05/01/2043	5,000	5,000,000
Series 2025, Ref. VRD RB (LOC - TD Bank, N.A.)(m)(p)	2.10%	05/01/2043	2,395	2,395,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(d)	3.90%	11/01/2044	700	639,289
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(h)	5.50%	09/01/2059	2,650	2,700,771
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,705	1,829,305
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGI)(e)	5.00%	10/01/2048	505	510,242
				13,074,607
Maryland–1.47%
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	988,703
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	1,035	1,042,323
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2051	415	359,395
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	1,030	1,076,479
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(h)	5.25%	06/30/2055	1,440	1,442,142
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	750	753,617
Tender Option Bond Trust Receipts/Certificates; Series 2026, VRD RB(d)(m)	2.30%	08/15/2033	2,620	2,620,000
				8,282,659
Massachusetts–1.87%
Massachusetts (Commonwealth of); Series 2024, RB(f)	5.00%	06/01/2053	4,670	4,823,864
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds); Series 2023, Ref. RB	5.25%	07/01/2048	1,470	1,478,624
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute); Series 2026, Ref. RB	5.50%	12/01/2056	1,685	1,793,700
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(b)(l)	5.00%	07/15/2030	235	256,179
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(h)	5.00%	07/01/2040	1,000	1,033,839
Series 2021 E, RB(h)	5.00%	07/01/2046	1,075	1,102,557
				10,488,763
Michigan–4.50%
Academy of Warren; Series 2020 A, RB(d)	5.50%	05/01/2050	250	230,950
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	670	687,446
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	$690	$620,148
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	3,425	3,629,965
Series 2024, RB(f)	5.50%	11/15/2049	3,170	3,412,392
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	285	287,743
Series 2020, Ref. RB	5.00%	06/01/2045	495	474,507
Michigan (State of) Housing Development Authority;
Series 2025, RB(f)	5.10%	10/01/2053	1,985	2,015,909
Series 2025, RB(f)	5.10%	06/01/2056	2,950	3,011,778
Series 2025, RB(f)	5.40%	10/01/2060	3,165	3,278,109
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(h)	4.00%	10/01/2026	3,170	3,172,510
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2025, RB	5.50%	12/01/2050	3,000	3,238,731
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport); Series 2017 B, RB(h)	5.00%	12/01/2047	1,250	1,252,321
				25,312,509
Minnesota–0.77%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	310	270,112
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	423,458
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	615	617,379
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	2,120	2,179,518
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	502,243
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	315,840
				4,308,550
Mississippi–0.14%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,135	762,531
Missouri–2.34%
Kansas City (City of), MO Industrial Development Authority;
Series 2011, Ref. RB(b)(l)	5.50%	06/03/2026	1,090	1,090,160
Series 2011, Ref. RB	5.50%	09/01/2028	1,200	1,204,633
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(h)	5.00%	03/01/2046	4,815	4,861,352
Series 2019 B, RB (INS - AGI)(e)(h)	5.00%	03/01/2049	765	769,218
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	520	496,042
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	335	334,390
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2024, RB (CEP - GNMA)	4.60%	11/01/2049	1,675	1,674,852
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,885	1,919,086
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(d)	6.00%	10/01/2049	780	783,309
				13,133,042
Nebraska–1.79%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,815	3,901,241
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	860	900,162
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,500	1,500,197
Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,070	1,107,213
Omaha Public Power District; Series 2025, RB(f)(k)	5.25%	02/01/2053	2,525	2,657,705
				10,066,518
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–1.29%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(f)	5.00%	07/01/2053	$5,405	$5,581,058
Las Vegas Valley Water District; Series 2025, GO Bonds(f)	5.25%	06/01/2055	1,200	1,272,362
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB(b)(d)(h)	12.00%	11/02/2026	740	414,400
				7,267,820
New Hampshire–0.87%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,615	1,642,194
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,040	1,045,880
New Hampshire (State of) Housing Finance Authority (Social Bonds);
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	1,090	1,127,826
Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,045	1,064,455
				4,880,355
New Jersey–2.67%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(h)	5.25%	09/15/2029	325	325,417
Series 2012, RB(h)	5.75%	09/15/2027	350	350,610
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(h)	5.13%	01/01/2034	1,250	1,255,291
Series 2013, RB(h)	5.38%	01/01/2043	2,620	2,622,926
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,010	2,835,559
New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,270	1,367,240
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,990	2,967,596
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,710	1,712,247
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,600	1,555,272
				14,992,158
New York–21.65%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(d)(h)(p)	5.25%	12/31/2033	400	404,145
Empire State Development Corp.; Series 2025, RB(f)	5.00%	03/15/2050	3,820	3,947,776
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,775	2,265,593
Metropolitan Transportation Authority (Green Bonds); Series 2020 C-1, RB	5.25%	11/15/2055	1,365	1,388,812
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(h)	4.00%	07/15/2060	2,390	2,079,314
New York (City of), NY;
Series 2012, VRD GO Bonds(m)	2.00%	04/01/2042	3,370	3,370,000
Series 2023 A, GO Bonds	5.00%	08/01/2046	1,250	1,304,154
Series 2026, GO Bonds(f)	5.25%	04/01/2047	2,535	2,671,512
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2039	1,320	1,438,593
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2041	2,500	2,704,300
New York (City of), NY Municipal Water Finance Authority; Series 2020 BB-1, RB	4.00%	06/15/2050	1,705	1,562,524
New York (City of), NY Transitional Finance Authority; Series 2023 F-1, RB	4.00%	02/01/2051	2,585	2,371,605
New York (State of) Dormitory Authority;
Series 2018 E, RB(f)	5.00%	03/15/2046	5,850	5,976,702
Series 2026 A, Ref. RB	5.25%	03/15/2056	2,500	2,646,019
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,710	3,369,670
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB (INS - AGI)(e)	5.50%	10/01/2054	340	360,539
New York (State of) Housing Finance Agency (Green Bonds); Series 2023 E-1, RB	4.75%	11/01/2048	1,840	1,858,735
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2055	4,265	3,845,952
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(e)	5.00%	11/15/2053	1,775	1,842,957
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,505	4,984,887
Series 2019 B, RB (INS - AGI)(e)	4.00%	01/01/2050	2,670	2,448,579
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,535	2,389,967
New York City Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	1,290	1,293,853
New York City Municipal Water Finance Authority ; Series 2026, RB(f)(k)	5.25%	06/15/2055	10,000	10,576,085
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	$290	$225,634
Series 2010 A, RB(d)	6.25%	06/01/2041	1,277	1,260,630
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,240	3,161,150
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(d)	5.00%	11/15/2044	5,880	5,884,778
New York State Dormitory Authority; Series 2025, RB(f)	5.50%	03/15/2053	3,785	4,097,262
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	380	380,236
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,360	1,359,965
Series 2020, Ref. RB(h)	5.25%	08/01/2031	415	433,247
Series 2020, Ref. RB(h)	5.38%	08/01/2036	965	1,005,163
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2033	2,145	2,192,102
Series 2018, RB(h)	5.00%	01/01/2034	2,375	2,423,452
Series 2018, RB(h)	5.00%	01/01/2036	1,265	1,287,298
Series 2020, RB(h)	4.38%	10/01/2045	1,195	1,144,493
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(h)	5.38%	06/30/2060	2,205	2,215,621
Series 2024, RB(h)	5.50%	06/30/2054	1,580	1,602,336
Series 2024, RB(h)	5.50%	06/30/2060	1,635	1,656,459
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2025, RB (INS - AGI)(e)(h)	5.50%	06/30/2059	1,715	1,775,428
Series 2025, RB(h)	6.00%	06/30/2059	1,715	1,808,587
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	3,310	3,309,982
Series 2016 A, RB(h)	5.25%	01/01/2050	1,810	1,810,116
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(h)	5.00%	12/01/2036	1,005	1,068,596
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB(h)	5.00%	12/01/2038	610	643,100
New York Transportation Development Corp. (Terminal 6 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(h)	5.50%	12/31/2060	70	71,122
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,700	1,720,617
Triborough Bridge & Tunnel Authority; Series 2025, RB(f)	5.50%	11/15/2053	2,765	2,985,458
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	765	778,929
Series 2025, RB(f)	5.25%	05/15/2062	5,360	5,542,090
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	510	548,393
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,290	2,195,127
				121,689,644
North Carolina–0.36%
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	970	992,069
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI)(e)(g)	0.00%	01/01/2052	3,500	1,000,828
				1,992,897
North Dakota–0.33%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,200	1,055,896
Series 2017 C, RB	5.00%	06/01/2053	925	788,199
				1,844,095
Ohio–6.01%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,190	3,657,051
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,060	6,444,765
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	1,255	1,269,639
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(h)	5.38%	09/15/2027	$815	$816,186
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	395	401,001
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(h)	5.50%	01/01/2050	2,875	3,043,480
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,190	1,190,554
Series 2017, Ref. RB	5.50%	02/15/2057	865	865,190
Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI)(e)	5.25%	12/01/2054	995	1,032,002
Franklin (County of), OH; Series 2025, RB(f)	5.25%	11/01/2055	5,000	5,218,616
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,380	1,492,102
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	685	749,957
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	3,415	3,414,773
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,120,475)(d)(i)(j)	6.00%	04/01/2038	1,143	14,288
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,935	1,934,972
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,555	2,225,096
				33,769,672
Oklahoma–2.42%
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation); Series 2026, Ref. RB	5.25%	07/01/2056	1,685	1,794,254
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,860	3,873,632
Oklahoma (State of) Turnpike Authority; Series 2025, RB(f)	5.25%	01/01/2050	1,500	1,604,314
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	4,125	4,468,539
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	905	840,850
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(h)	5.50%	06/01/2035	345	345,051
Series 2001 C, Ref. RB(h)	5.50%	12/01/2035	650	650,095
				13,576,735
Ontario–0.14%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(d)	6.00%	10/05/2040	756	768,566
Oregon–0.59%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	1,820	1,814,093
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(h)	5.50%	07/01/2053	1,455	1,523,747
				3,337,840
Pennsylvania–4.06%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGI)(e)(h)	5.50%	01/01/2048	1,395	1,467,231
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	855	795,020
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(e)(g)	0.00%	10/01/2036	700	456,771
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2027	750	758,845
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	525	533,192
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(h)	5.25%	06/30/2053	2,055	2,079,158
Series 2022, RB (INS - AGI)(e)(h)	5.00%	12/31/2057	1,025	1,030,399
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2023 A-2, RB	4.00%	05/15/2048	555	499,559
Series 2026 A, Ref. RB	5.25%	12/15/2051	2,190	2,288,405
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,010	1,017,031
Series 2014 A-2, RB	5.13%	12/01/2039	1,000	1,047,109
Series 2021 A, RB	4.00%	12/01/2050	935	843,998
Series 2025 B, RB(f)	5.25%	12/01/2055	4,250	4,521,161
Philadelphia (City of), PA; Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	1,380	1,383,544
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB(b)(l)	5.00%	05/01/2027	$600	$612,407
Series 2017, RB	5.00%	11/01/2047	620	620,064
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,705	1,764,969
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(d)	5.00%	06/15/2050	405	379,969
Philadelphia School District (The); Series 2026 A, GO Bonds	5.50%	09/01/2051	655	709,959
				22,808,791
Puerto Rico–5.10%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,700	1,725,797
Series 2002, RB	5.63%	05/15/2043	1,520	1,541,295
Series 2005 A, RB(g)	0.00%	05/15/2050	6,050	1,262,287
Series 2005 B, RB(g)	0.00%	05/15/2055	2,600	321,567
Series 2008 A, RB(g)	0.00%	05/15/2057	21,210	980,528
Series 2008 B, RB(g)	0.00%	05/15/2057	38,355	1,199,955
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,280	1,276,916
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,000	988,528
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	615	586,151
Subseries 2022, RN(g)	0.00%	11/01/2043	113	78,159
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - AGI)(e)	5.25%	07/01/2031	2,025	2,071,155
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2032	1,210	1,223,244
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,525	1,383,448
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,495	1,943,041
Series 2018 A-1, RB(g)	0.00%	07/01/2046	8,440	3,080,737
Series 2018 A-1, RB(g)	0.00%	07/01/2051	11,005	2,955,682
Series 2018 A-1, RB	4.75%	07/01/2053	1,905	1,835,217
Series 2018 A-1, RB	5.00%	07/01/2058	2,180	2,154,263
Series 2019 A-2, RB	4.33%	07/01/2040	1,250	1,246,455
Series 2019 A-2, RB	4.78%	07/01/2058	860	828,484
				28,682,909
Rhode Island–0.59%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	1,105	1,105,644
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,210	2,209,479
				3,315,123
South Carolina–1.74%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	2,020	2,164,630
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	430	429,993
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	515	546,395
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	6,375	6,628,580
				9,769,598
South Dakota–0.96%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,080	2,088,410
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,030	1,031,815
South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,100	1,125,620
Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,140	1,168,422
				5,414,267
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–4.48%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	$2,405	$2,491,030
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,835	1,876,137
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,125	1,980,640
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(f)	6.00%	12/01/2054	2,985	3,263,885
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,235	2,962,988
Memphis (City of), TN Memphis Light Gas & Water Division Electr; Series 2025, RB(f)	5.00%	12/01/2055	7,500	7,751,988
Metropolitan Nashville Airport Authority (The);
Series 2019 B, RB(h)	5.00%	07/01/2054	385	387,136
Series 2026 B, RB(h)	5.25%	07/01/2056	1,685	1,735,496
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	2,555	2,710,948
				25,160,248
Texas–16.52%
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,455	1,317,169
Austin (City of), TX; Series 2022, RB(h)	5.25%	11/15/2047	1,200	1,245,819
Austin Community College District; Series 2025, GO Bonds(f)	5.25%	08/01/2055	2,520	2,643,577
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,150	1,083,987
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	985	1,000,418
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,235	1,132,927
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	1,625	1,647,009
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,720	1,646,806
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-1, RB(h)	5.50%	11/01/2050	1,515	1,607,785
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,325	4,097,029
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,100	2,887,388
Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	1,815	1,659,049
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(e)	4.38%	10/01/2053	350	329,466
Series 2023, RB (INS - AGI)(e)	4.25%	10/01/2053	1,455	1,337,825
Series 2024, RB (INS - BAM)(e)	4.38%	10/01/2054	1,010	949,793
Harris (County of), TX; Series 2025, RB(f)(k)	5.25%	08/15/2054	3,785	4,013,694
Houston (City of), TX;
Series 2023 A, Ref. RB (INS - AGI)(e)(h)	5.25%	07/01/2048	1,765	1,835,851
Series 2026 C, Ref. RB (INS - AGI)(e)	5.25%	09/01/2051	420	443,768
Series 2026 C, Ref. RB	5.25%	09/01/2051	420	440,258
Series 2026 C, Ref. RB (INS - AGI)(e)	5.50%	09/01/2058	840	895,366
Series 2026 C, Ref. RB	5.50%	09/01/2058	840	888,352
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(h)	5.50%	07/15/2038	425	454,221
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(h)	4.00%	07/01/2041	600	562,376
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	505	518,528
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,420	1,338,488
Lamar Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,675	1,722,575
Series 2023, GO Bonds	4.00%	02/15/2053	1,890	1,703,508
Series 2025, GO Bonds (INS - AGI)(e)(f)(k)	5.50%	02/15/2058	3,625	3,842,892
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2053	1,250	1,154,934
Lower Colorado River Authority; Series 2026, Ref. RB	5.25%	05/15/2056	1,475	1,548,931
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2055	1,885	1,995,990
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(h)	4.63%	10/01/2031	2,725	2,730,402
New Hope Cultural Education Facilities Finance Corp.; Series 2025, RB(f)	5.50%	08/15/2049	3,405	3,677,533
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $66,616)(i)(j)	7.50%	11/15/2037	75	75,000
Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $1,883,703)(i)(j)	2.00%	11/15/2061	1,975	967,775
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	$815	$815,363
Series 2016, Ref. RB	5.00%	07/01/2046	665	649,311
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,475	1,486,617
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(d)	4.00%	08/15/2051	1,030	811,290
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	1,010	1,011,114
Series 2017, Ref. RB	5.00%	01/01/2047	630	627,166
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2028	1,005	1,030,151
Series 2018, Ref. RB	5.00%	10/01/2031	600	613,052
Series 2020, RB	5.25%	10/01/2055	2,290	2,211,727
San Antonio (City of), TX;
Series 2024 C, RB	5.50%	02/01/2049	865	935,184
Series 2025, RB(f)	5.25%	02/01/2046	1,325	1,419,183
San Antonio (City of), TX Electric & Gas Systems Revenue; Series 2025, RB(f)(k)	5.50%	02/01/2050	1,265	1,353,050
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	820	774,883
Series 2023, GO Bonds	4.25%	08/15/2053	2,315	2,126,493
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,035	2,035,303
Series 2016, Ref. RB	5.00%	05/15/2045	500	491,286
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $2,003,663)(i)(j)	6.38%	02/15/2048	1,985	1,612,813
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	85,162
Series 2020, Ref. RB	6.75%	11/15/2051	85	79,998
Series 2020, Ref. RB	6.88%	11/15/2055	85	81,070
Texas (State of) Transportation Commission; Series 2019, RB(g)	0.00%	08/01/2042	2,290	1,056,643
Texas (State of) Water Development Board; Series 2023 A, RB	4.88%	10/15/2048	2,535	2,614,930
Texas (State of) Water Development Board (Master Trust); Series 2022, RB	5.00%	10/15/2047	3,400	3,548,566
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(h)	5.50%	06/30/2041	1,600	1,683,049
Texas Transportation Finance Corp.; Series 2025, RB(f)	5.50%	10/01/2055	2,740	2,947,694
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,001
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	2,520	2,282,580
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(e)	4.00%	02/15/2053	3,420	3,060,977
				92,851,145
Utah–2.00%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(d)	4.00%	03/01/2051	500	413,916
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(e)(f)(k)	5.50%	06/01/2050	1,930	2,099,345
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	416,484
Salt Lake City (City of), UT;
Series 2021 A, RB(h)	5.00%	07/01/2046	855	875,354
Series 2023 A, RB(h)	5.50%	07/01/2053	2,960	3,096,228
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,070	1,871,285
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.63%	10/15/2057	1,065	999,688
Utah Housing Corp.; Series 2025, RB (CEP - GNMA)(f)	4.90%	01/01/2049	1,443	1,470,773
				11,243,073
Virginia–2.53%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,160	1,969,869
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGI)(e)	5.25%	07/01/2048	1,695	1,786,759
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(d)	5.00%	09/01/2045	510	511,001
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (Commonwealth of) Housing Development Authority;
Series 2023 C, RB	4.88%	07/01/2048	$1,000	$1,015,312
Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,185	1,218,614
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(h)	5.00%	12/31/2047	1,435	1,452,580
Series 2022, Ref. RB(h)	5.00%	12/31/2057	815	802,917
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	1,190	1,181,679
Series 2017, RB(h)	5.00%	12/31/2056	4,405	4,307,161
				14,245,892
Washington–3.51%
Kent (City of), WA; Series 2026, Ref. GO Bonds	5.25%	12/01/2056	550	587,980
Seattle (City of), WA Municipal Light & Power Revenue; Series 2025, RB(f)	5.00%	07/01/2052	5,000	5,148,973
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,830	2,711,645
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	865	915,665
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,555	3,564,391
Washington (State of) Health Care Facilities Authority; Series 2025 A, Ref. RB	5.50%	09/01/2055	2,290	2,414,735
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	1,670	1,685,048
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(d)(e)	5.25%	07/01/2064	850	861,319
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(d)	5.00%	07/01/2046	440	410,385
Series 2016 A, Ref. RB(d)	5.00%	07/01/2051	365	325,177
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,157	1,114,011
				19,739,329
West Virginia–0.46%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (Acquired 04/30/2020; Cost $782,191)(d)(j)	7.50%	06/01/2043	820	865,973
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,820	1,737,051
				2,603,024
Wisconsin–4.35%
Public Finance Authority (Explore Academy Albuquerque); Series 2026, Ref. RB(d)	6.88%	04/01/2051	530	518,322
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(e)(g)	0.00%	12/15/2050	6,645	2,043,769
Series 2020, RB (INS - AGI)(e)(g)	0.00%	12/15/2060	20,110	3,647,136
Series 2022, RB(d)	5.25%	12/15/2061	1,735	1,706,235
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,850	2,497,168
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,565	1,362,555
Wisconsin (State of) Public Finance Authority; Series 2025, RB(h)	6.50%	12/31/2065	2,575	2,859,981
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(d)(i)	6.75%	08/01/2031	640	448,000
Wisconsin (State of) Public Finance Authority (Bridgewater); Series 2024, RB(d)	5.63%	12/15/2030	713	713,674
Wisconsin (State of) Public Finance Authority (Georgia Sr 400 Express Lanes); Series 2025, RB(h)	5.75%	12/31/2065	865	897,144
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(d)	5.13%	06/15/2039	630	629,982
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)(i)	6.38%	01/01/2048	665	299,250
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,710	1,738,603
Series 2018 A, RB	5.35%	12/01/2045	1,710	1,724,710
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	825	825,652
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	$2,475	$2,515,735
				24,427,916
Total Municipal Obligations (Cost $869,558,460)				865,284,799
			Shares
Exchange-Traded Funds–1.08%
Invesco Intermediate Municipal ETF(q)			53,000	2,744,605
Invesco Rochester High Yield Municipal ETF(q)			65,200	3,323,987
Total Exchange-Traded Funds (Cost $6,043,513)				6,068,592

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 11/26/2035 (Cost $0)(n)			6,150	10,762
TOTAL INVESTMENTS IN SECURITIES(r)–155.02% (Cost $875,601,973)				871,364,153
FLOATING RATE NOTE OBLIGATIONS–(23.75)%
Notes with interest and fee rates ranging from 2.11% to 3.02% at 05/31/2026 and contractual maturities of collateral ranging from 05/01/2039 to 05/15/2062(s)				(133,505,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(32.43)%				(182,272,422)
OTHER ASSETS LESS LIABILITIES–1.16%				6,526,645
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$562,113,376
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $44,031,441, which represented 7.83% of the Trust’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $3,830,525, which represented less than 1% of the Trust’s Net Assets.

(j)	Restricted security. The aggregate value of these securities at May 31, 2026 was $9,135,869, which represented 1.63% of the Trust’s Net Assets.
(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $24,718,190. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Invesco Intermediate Municipal ETF	$2,784,885	$-	$-	$(40,280)	$-	$2,744,605	$24,469
Invesco Rochester High Yield Municipal ETF	3,355,844	-	-	(31,857)	-	3,323,987	42,543
Total	$6,140,729	$-	$-	$(72,137)	$-	$6,068,592	$67,012

(r)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.91%

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2026. At May 31, 2026, the
Trust’s investments with a value of $187,543,697 are held by TOB Trusts and serve as collateral for the $133,505,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$864,848,099	$436,700	$865,284,799
Exchange-Traded Funds	6,068,592	—	—	6,068,592
Common Stocks & Other Equity Interests	—	—	10,762	10,762
Total Investments in Securities	6,068,592	864,848,099	447,462	871,364,153
Other Investments - Assets
Investments Matured	—	357,500	—	357,500
Total Investments	$6,068,592	$865,205,599	$447,462	$871,721,653
Invesco Trust for Investment Grade Municipals